UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA
Nuveen High Income December 2018 Target Term Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 95.9% (99.2% of Total Investments)
	CORPORATE BONDS – 86.5% (89.5% of Total Investments)
	Aerospace & Defense – 0.7%
$ 2,100	Lockheed Martin Corporation	1.850%	11/23/18	BBB+	$ 2,091,234
	Airlines – 5.1%
4,000	Air Canada 2013-1C Pass Through Trust, 144A	6.625%	5/15/18	BB+	4,010,000
6,440	American Airlines Group Inc.	6.125%	6/01/18	BB-	6,464,150
1,500	Continental Airlines, Inc.	6.125%	4/29/18	Ba1	1,500,000
3,044	United Continental Holdings Inc.	6.375%	6/01/18	BB-	3,051,610
14,984	Total Airlines				15,025,760
	Automobiles – 5.0%
3,000	General Motors Corporation	3.500%	10/02/18	BBB	3,004,305
3,000	General Motors Financial Company Inc.	2.400%	5/09/19	BBB	2,984,688
500	Harley-Davidson Financial Services Inc., 144A	2.250%	1/15/19	A	497,431
393	Hyundai Capital America, 144A	2.875%	8/09/18	A-	392,991
150	Hyundai Capital America, 144A	2.550%	2/06/19	A-	149,585
6,810	Jaguar Land Rover Automotive PLC, 144A	4.125%	12/15/18	BB+	6,835,538
300	RCI Banque SA, 144A	3.500%	4/03/18	Baa1	300,000
600	Volkswagen International Finance NV, 144A	2.125%	11/20/18	A3	598,021
14,753	Total Automobiles				14,762,559
	Banks – 2.7%
180	CIT Group Inc., 144A	5.500%	2/15/19	BB+	184,275
4,150	CIT Group Inc.	3.875%	2/19/19	BB+	4,174,900
1,500	Merrill Lynch & Co	6.875%	11/15/18	A	1,539,097
100	Royal Bank of Canada	2.000%	12/10/18	AA	99,636
835	Royal Bank of Scotland Group PLC	4.700%	7/03/18	BBB-	837,959
1,000	Westpac Banking Corporation	1.950%	11/23/18	AA-	995,720
7,765	Total Banks				7,831,587
	Beverages – 0.7%
1,350	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B-	1,353,375
650	Molson Coors Brewing Co	1.900%	3/15/19	BBB-	643,638
2,000	Total Beverages				1,997,013
	Biotechnology – 1.2%
995	AbbVie Inc.	1.800%	5/14/18	A-	994,275
772	Amgen Inc.	5.700%	2/01/19	A	790,671

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Biotechnology (continued)
$ 1,670	Baxalta, Inc.	2.000%	6/22/18	BBB-	$ 1,667,504
3,437	Total Biotechnology				3,452,450
	Capital Markets – 1.8%
2,700	Deutsche Bank AG London	2.500%	2/13/19	BBB+	2,689,163
2,500	GFI Group, Inc.	8.375%	7/19/18	BBB-	2,537,500
5,200	Total Capital Markets				5,226,663
	Commercial Services & Supplies – 2.5%
2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB-	2,012,387
150	International Lease Finance Corporation, 144A	7.125%	9/01/18	Baa2	152,498
3,000	International Lease Finance Corporation	5.875%	4/01/19	BBB-	3,081,692
2,000	International Lease Finance Corporation	6.250%	5/15/19	BBB-	2,068,512
7,150	Total Commercial Services & Supplies				7,315,089
	Construction Materials – 1.0%
2,060	Cemex SAB de CV, (3-Month LIBOR reference rate + 4.750% spread), 144A, (3)	6.484%	10/15/18	BB	2,082,660
900	Cemex SAB de CV, (3-Month LIBOR reference rate + 4.750% spread), Reg S, (3)	7.042%	10/15/18	BB	909,900
2,960	Total Construction Materials				2,992,560
	Consumer Finance – 4.7%
5,805	Ally Financial Inc.	4.750%	9/10/18	BB+	5,849,698
250	Ally Financial Inc.	8.000%	12/31/18	BB	257,812
350	Capital One NA/Mclean VA	2.350%	8/17/18	A-	349,605
819	Ford Motor Credit Co LLC	2.551%	10/05/18	BBB	818,379
20	Ford Motor Credit Co LLC, (3-Month LIBOR reference rate + 1.250% spread), (3)	3.135%	11/20/18	BBB	20,030
3,644	Navient Corporation	8.450%	6/15/18	BB	3,674,974
2,750	Navient Corporation	5.500%	1/15/19	BB	2,780,250
13,638	Total Consumer Finance				13,750,748
	Diversified Consumer Services – 0.1%
250	Graham Holdings Co	7.250%	2/01/19	BB+	257,375
	Diversified Financial Services – 2.1%
865	LeasePlan Corp NV, 144A	2.875%	1/22/19	Baa1	862,289
5,000	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	5,025,000
250	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	254,688
6,115	Total Diversified Financial Services				6,141,977
	Diversified Telecommunication Services – 5.8%
1,500	AT&T, Inc.	2.375%	11/27/18	A-	1,499,317
4,000	Frontier Communications Corporation	8.125%	10/01/18	B	4,040,800
2,500	Frontier Communications Corporation	7.125%	3/15/19	B	2,496,875
6,500	Qwest Capital Funding Inc.	6.500%	11/15/18	BB	6,597,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Telecommunication Services (continued)
$ 2,295	Telecom Italia Capital	6.999%	6/04/18	BBB-	$ 2,309,344
16,795	Total Diversified Telecommunication Services				16,943,836
	Electric Utilities – 1.1%
1,450	Jersey Central Power & Light Co	7.350%	2/01/19	Baa2	1,501,051
831	NextEra Energy Capital Holdings Inc.	1.649%	9/01/18	A-	827,121
604	Progress Energy Inc.	7.050%	3/15/19	BBB+	626,785
170	Southern Co/The	2.450%	9/01/18	BBB+	169,810
3,055	Total Electric Utilities				3,124,767
	Electronic Equipment, Instruments & Components – 4.0%
6,250	Anixter Inc.	5.625%	5/01/19	BBB-	6,382,812
5,252	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB-	5,291,390
11,502	Total Electronic Equipment, Instruments & Components				11,674,202
	Energy Equipment & Services – 0.9%
25	Nabors Industries Inc.	9.250%	1/15/19	BB	26,000
2,605	Rockies Express Pipeline Company, 144A	6.850%	7/15/18	BB+	2,624,798
2,630	Total Energy Equipment & Services				2,650,798
	Equity Real Estate Investment Trust – 4.2%
1,575	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BBB-	1,577,961
5,325	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B1	5,351,625
5,365	Vereit Operating Partnership LP	3.000%	2/06/19	BBB-	5,365,725
12,265	Total Equity Real Estate Investment Trust				12,295,311
	Food & Staples Retailing – 0.3%
165	Kroger Co.	6.800%	12/15/18	Baa1	169,664
127	Kroger Co.	2.300%	1/15/19	Baa1	126,668
500	Kroger Co.	2.000%	1/15/19	Baa1	496,442
792	Total Food & Staples Retailing				792,774
	Food Products – 1.0%
3,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	BB-	3,011,400
	Health Care Providers & Services – 3.0%
1,205	Fresenius Medical Care II, 144A	6.500%	9/15/18	BBB-	1,223,084
7,500	HCA Inc.	3.750%	3/15/19	BBB-	7,528,500
8,705	Total Health Care Providers & Services				8,751,584
	Hotels, Restaurants & Leisure – 2.6%
2,000	McDonald's Corporation	2.100%	12/07/18	BBB+	1,994,242
5,260	MGM Resorts International Inc.	8.625%	2/01/19	BB	5,493,912
7,260	Total Hotels, Restaurants & Leisure				7,488,154
	Household Durables – 3.5%
5,200	KB Home	4.750%	5/15/19	BB-	5,249,920

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables (continued)
$ 1,593	Lennar Corp, 144A	8.375%	5/16/18	BB+	$1,603,992
420	Lennar Corp	6.950%	6/01/18	BB+	422,100
275	Lennar Corporation	4.125%	12/01/18	BB+	276,031
2,730	Newell Brands Inc.	2.600%	3/29/19	BBB-	2,717,477
110	Toll Brothers Finance Corporation	4.000%	12/31/18	BBB-	110,682
10,328	Total Household Durables				10,380,202
	Independent Power & Renewable Electricity Producers – 1.4%
4,000	Talen Energy Supply LLC	6.500%	5/01/18	B-	3,980,000
	Industrial Conglomerates – 0.2%
200	General Electric Capital Corporation	5.625%	5/01/18	A+	200,459
285	Roper Technologies Inc.	2.050%	10/01/18	BBB+	284,315
485	Total Industrial Conglomerates				484,774
	Insurance – 2.4%
5,000	Genworth Financial Inc.	6.515%	5/22/18	B	5,002,500
420	MetLife Inc.	6.817%	8/15/18	A-	426,257
1,400	MetLife Inc.	7.717%	2/15/19	A-	1,458,696
150	Metropolitan Life Global Funding I, 144A	1.950%	12/03/18	AA-	149,396
6,970	Total Insurance				7,036,849
	Internet & Direct Marketing Retail – 0.6%
1,775	Expedia Inc.	7.456%	8/15/18	BBB-	1,804,493
	Leisure Products – 1.1%
3,405	Mattel Inc.	2.350%	5/06/19	BB-	3,328,388
	Machinery – 1.2%
144	Caterpillar Financial Services Corp	7.050%	10/01/18	A	147,197
2,515	Caterpillar Financial Services Corporation	7.150%	2/15/19	A	2,616,392
885	Stanley Black & Decker Inc.	2.451%	11/17/18	A-	883,204
3,544	Total Machinery				3,646,793
	Media – 4.0%
195	CSC Holdings Inc.	7.625%	7/15/18	B2	198,354
5,000	CSC Holdings Inc.	8.625%	2/15/19	B2	5,215,850
5,302	Dish DBS Corporation	4.250%	4/01/18	Ba3	5,302,000
1,000	Sky PLC, 144A	9.500%	11/15/18	BBB	1,040,609
11,497	Total Media				11,756,813
	Metals & Mining – 0.5%
420	Glencore Funding LLC, 144A	2.125%	4/16/18	BBB	419,912
1,080	Glencore Funding LLC, 144A	2.500%	1/15/19	BBB	1,075,496
1,500	Total Metals & Mining				1,495,408

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities – 0.3%
$ 100	Dominion Energy Inc., 144A	1.875%	12/15/18	BBB	$99,315
762	Sempra Energy	9.800%	2/15/19	BBB+	806,731
120	South Carolina Electric & Gas Co	5.250%	11/01/18	A-	121,972
982	Total Multi-Utilities				1,028,018
	Oil, Gas & Consumable Fuels – 5.3%
5,634	DCP Midstream Operating LP	2.700%	4/01/19	BB+	5,577,660
2,795	Energy Transfer Partners	2.500%	6/15/18	BBB-	2,795,505
949	Energy Transfer Partners LP	6.700%	7/01/18	BBB-	958,916
1,000	Nustar Energy LP	8.150%	4/15/18	BB	1,001,250
2,000	Oasis Petroleum Inc.	7.250%	2/01/19	BB-	2,005,000
1,800	Petroleos Mexicanos	5.500%	2/04/19	BBB+	1,831,050
1,066	Petroleos Mexicanos	8.000%	5/03/19	BBB+	1,117,967
30	Petroleos Mexicanos, (3-Month LIBOR reference rate + 2.020% spread), (3)	3.754%	7/18/18	BBB+	30,130
225	YPF SA, 144A	8.875%	12/19/18	B2	233,438
15,499	Total Oil, Gas & Consumable Fuels				15,550,916
	Paper & Forest Products – 0.3%
900	Smurfit Kappa Acquisitions ULC, 144A	4.875%	9/15/18	BB+	901,575
	Pharmaceuticals – 1.6%
2,950	Mallinckrodt International Finance SA	3.500%	4/15/18	B	2,945,132
1,880	Mylan NV	3.000%	12/15/18	BBB-	1,879,964
4,830	Total Pharmaceuticals				4,825,096
	Semiconductors & Semiconductor Equipment – 1.7%
5,000	NXP BV, 144A	3.750%	6/01/18	BBB-	5,006,500
	Specialty Retail – 1.2%
3,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	3,273,055
125	Hyundai Capital America, 144A	2.400%	10/30/18	A-	124,639
3,375	Total Specialty Retail				3,397,694
	Technology Hardware, Storage & Peripherals – 4.7%
4,000	Dell Inc.	5.650%	4/15/18	Ba2	4,005,600
2,800	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB-	2,812,473
1,890	Hewlett Packard Enterprise Co	2.850%	10/05/18	BBB+	1,891,936
4,250	Seagate HDD Cayman	3.750%	11/15/18	Baa3	4,274,916
764	Xerox Corporation	6.350%	5/15/18	BBB-	766,821
13,704	Total Technology Hardware, Storage & Peripherals				13,751,746
	Thrifts & Mortgage Finance – 1.9%
5,415	Radian Group Inc.	5.500%	6/01/19	BB+	5,509,762
	Trading Companies & Distributors – 1.4%
4,001	Aircastle Limited	4.625%	12/15/18	BB+	4,036,009

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services – 2.7%
$ 7,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	$7,218,750
600	Telefonica Emisiones SAU	3.192%	4/27/18	BBB	600,240
7,600	Total Wireless Telecommunication Services				7,818,990
$ 251,166	Total Corporate Bonds (cost $253,027,205)				253,317,867

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 6.4% (6.6% of Total Investments)
	Capital Markets – 1.2%
$ 3,500	Prosepect Capital Corporation	5.875%	1/15/19	BBB-	$ 3,565,804
	Electrical Equipment – 1.3%
4,000	SolarCity Corporation	2.750%	11/01/18	N/R	3,915,108
	Equity Real Estate Investment Trust – 0.0%
100	VEREIT, Inc.	3.000%	8/01/18	BBB-	100,000
	Independent Power & Renewable Electricity Producers – 1.3%
3,800	NRG Yield Inc., 144A	3.500%	2/01/19	N/R	3,776,664
	Machinery – 1.9%
5,250	Navistar International Corporation	4.750%	4/15/19	CCC	5,394,333
	Oil, Gas & Consumable Fuels – 0.7%
2,000	Clean Energy Fuels Corporation, 144A	5.250%	10/01/18	N/R	1,942,500
$ 18,650	Total Convertible Bonds (cost $18,370,897)				18,694,409

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.0% (3.1% of Total Investments)
	Argentina – 1.0%
$ 3,000	Republic of Argentina	6.250%	4/22/19	B+	$ 3,082,500
	South Africa – 1.1%
3,000	Republic of South Africa	6.875%	5/27/19	Baa3	3,124,356
	Sri Lanka – 0.9%
2,500	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	2,543,732
$ 8,500	Total Sovereign Debt (cost $8,675,881)				8,750,588
	Total Long-Term Investments (cost $280,073,983)				280,762,864

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.7% (0.8% of Total Investments)
	REPURCHASE AGREEMENTS – 0.7% (0.8% of Total Investments)
$ 2,177	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $2,176,713, collateralized by $2,275,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $2,220,634	0.740%	4/02/18	$ 2,176,534
	Total Short-Term Investments (cost $2,176,534)			2,176,534
	Total Investments (cost $282,250,517) – 96.6%			282,939,398
	Other Assets Less Liabilities – 3.4%			9,936,464
	Net Assets – 100%			$ 292,875,862
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$253,317,867	$ —	$253,317,867
Convertible Bonds	—	18,694,409	—	18,694,409
Sovereign Debt	—	8,750,588	—	8,750,588
Short-Term Investments:
Repurchase Agreements	—	2,176,534	—	2,176,534
Total	$ —	$282,939,398	$ —	$282,939,398

JHA	Nuveen High Income December 2018 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$282,250,517
Gross unrealized:
Appreciation	$ 1,186,745
Depreciation	(497,864)
Net unrealized appreciation (depreciation) of investments	$ 688,881
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018